Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of operating segments [line items]
Total segment revenue	$ 1,584	$ 1,416	$ 1,264
Total segment production costs	(1,167)	(1,089)	(914)
Production profit	417	327	350
Amortisation and depreciation of mining assets	(192)	(179)	(144)
Amortisation and depreciation of assets other than mining assets	(8)	(6)	(5)
Rehabilitation credit (net)	(5)	(2)	3
Care and maintenance cost of restructured shafts	(10)	(8)	(8)
Employment termination and restructuring costs	(16)	(5)	(1)
Share-based payments	(19)	(29)	(23)
(Impairment)/reversal of impairment of assets	(386)	(131)	3
Other	(3)	(1)	(1)
Gross profit/(loss)	(216)	(32)	176
Corporate, administration and other expenditure	(63)	(38)	(28)
Exploration expenditure	(11)	(18)	(13)
Gains on derivatives	8	75	30
Other operating expenses	(53)	(68)	(54)
Operating profit/(loss)	(335)	(81)	111
Gain on bargain purchase	0	60	0
Loss on liquidation of subsidiaries	0	(1)	0
Share of profit/(loss) from associate	3	(1)	0
Investment income	27	20	17
Finance costs	(26)	(17)	(19)
Profit/(loss) before taxation	(339)	(20)	109
Non-current assets
Property, plant and equipment	2,245	2,292
Intangible assets	37	46
Restricted cash	6	5
Restricted investments	237	203
Other non-current assets	1	0
Investments in associates	6	4	0
Inventories	3	3
Other non-current receivables	18	14
Derivative financial asset	6	24
Current assets
Inventories	127	86
Restricted cash	3	1
Trade and other receivables	83	76
Derivative financial instruments	39	117
Cash and cash equivalents	51	95	85	$ 88
Total assets	2,862	2,966	2,515
Operating segments
Disclosure of operating segments [line items]
Total segment revenue	1,584	1,416	1,264
Total segment production costs	(1,167)	(1,089)	(914)
Production profit	417	327	350
Unallocated amounts
Disclosure of operating segments [line items]
Total segment revenue	0	0	0
Total segment production costs	0	0	0
Production profit	0	0	0
Cost of sales items other than production costs	(633)	(359)	(174)
Amortisation and depreciation of mining assets	(192)	(179)	(144)
Amortisation and depreciation of assets other than mining assets	(8)	(6)	(5)
Rehabilitation credit (net)	(5)	(2)	3
Care and maintenance cost of restructured shafts	(10)	(8)	(8)
Employment termination and restructuring costs	(16)	(5)	(1)
Share-based payments	(19)	(29)	(23)
(Impairment)/reversal of impairment of assets	(386)	(131)	3
Other	(3)	(1)	(1)
Gross profit/(loss)	(216)	(32)	176
Corporate, administration and other expenditure	(63)	(38)	(28)
Exploration expenditure	(11)	(18)	(13)
Gains on derivatives	8	75	30
Other operating expenses	(53)	(68)	(54)
Operating profit/(loss)	(335)	(81)	111
Gain on bargain purchase	0	60	0
Loss on liquidation of subsidiaries	0	(1)	0
Share of profit/(loss) from associate	3	(1)	0
Acquisition-related costs	(8)	0	0
Investment income	27	20	17
Finance costs	(26)	(17)	(19)
Non-current assets
Property, plant and equipment	500	638	563
Intangible assets	37	46	59
Restricted cash	6	5	4
Restricted investments	237	203	170
Other non-current assets	1	0	0
Investments in associates	6	4	0
Inventories	3	3	3
Other non-current receivables	18	14	12
Derivative financial asset	6	24	0
Current assets
Inventories	127	86	79
Restricted cash	3	1	1
Trade and other receivables	83	76	44
Derivative financial instruments	39	117	25
Cash and cash equivalents	51	95	85
Total assets	$ 1,117	$ 1,312	$ 1,045